Document and Entity Information	Jan. 18, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001616533
Document Type	8-K
Document Period End Date	Jan. 18, 2023
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity File Number	001-38102
Entity Tax Identification Number	98-1013909
Entity Address, Address Line One	c/o Walkers Corporate Limited
Entity Address, Address Line Two	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Region	Grand Cayman
Entity Incorporation State Country Code	E9
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
City Area Code	(510)
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, $0.03 par value per share
Trading Symbol	SGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false